Share capital and reserves (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of Continuity of Warrants

	Exercise	December 31,				December 31,
Expiry date	price	2022	Issued	Exercised	Expired	2023
March 27, 2023	$0.50	5,489,658	-	-	(5,489,658)	-
August 6, 2023	$0.90	3,100,000	-	-	(3,100,000)	-
March 18, 2024	USD$0.80	7,923,077	-	-	-	7,923,077
March 18, 2024	USD$0.80	435,769	-	-	-	435,769
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		17,448,504	-	-	(8,589,658)	8,858,846
Weighted average exercise price		$0.88	-	-	$0.64	$1.08

The weighted average remaining life of warrants outstanding at December 31, 2023 was 0.22 years (2022 – 0.80 years).

	Exercise	December 31,				December 31,
Expiry date	price	2021	Issued	Exercised	Expired	2022
June 7, 2022	$1.35	4,720,000	-	-	(4,720,000)	-
March 27, 2023	$0.50	5,489,658	-	-	-	5,489,658
August 6, 2023	$0.90	3,100,000	-	-	-	3,100,000
March 18, 2024	USD$0.80	7,923,077	-	-	-	7,923,077
March 18, 2024	USD$0.80	435,769	-	-	-	435,769
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		22,168,504	-	-	(4,720,000)	17,448,504
Weighted average exercise price		$0.95	-	-	$1.35	$0.88

The weighted average remaining life of warrants outstanding at December 31, 2022 was 0.80 years (2021 – 1.51 years).

	Exercise	December 31,				December 31,
Expiry date	price	2020	Issued	Exercised	Expired	2021
June 7, 2022	$1.35	4,720,000	-	-	-	4,720,000
March 27, 2023	$0.50	5,489,658	-	-	-	5,489,658
August 6, 2023	$0.90	3,100,000	-	-	-	3,100,000
March 18, 2024	USD$0.80	-	7,923,077	-	-	7,923,077
March 18, 2024	USD$0.80	-	435,769			435,769
May 14, 2024	$1.50	500,000	-	-	-	500,000
Warrants outstanding and exercisable		13,809,658	8,358,846	-	-	22,168,504
Weighted average exercise price		$0.92	$1.00	-	-	$0.95

The weighted average remaining life of warrants outstanding at December 31, 2021 was 1.51 years (2020 – 2.08 years).

Schedule of -Warrant Fair Value Assumptions

Number of warrants	Date of issue	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
435,769	March 18, 2021	$ 0.30	0.53%	3	72.42%	$Nil

Schedule of Share options

Expiry date	Exercise price	December 31, 2022	Granted	Exercised	Expired	December 31, 2023
February 9, 2023	$0.97	350,000	-	-	(350,000)	-
March 3, 2023	$0.96	250,000	-	-	(250,000)	-
March 31, 2023	$0.68	1,975,000	-	-	(1,975,000)	-
May 8, 2023	$0.69	100,000	-	-	(100,000)	-
May 28, 2023	$0.65	100,000	-	-	(100,000)	-
July 8, 2023	$0.62	2,420,000	-	-	(2,420,000)	-
September 18, 2023	$0.51	960,000	-	-	(960,000)	-
March 7, 2027	$0.38	1,125,000	-	-	-	1,125,000
June 10, 2027	$0.33	3,640,000	-	-	-	3,640,000
October 4, 2027	$0.30	755,000	-	-	-	755,000
December 16, 2027	$0.33	855,000	-	-	-	855,000
February 14, 2028	$0.30	-	600,000	-	-	600,000
April 3, 2028	$0.26	-	1,975,000	-	-	1,975,000
July 10, 2028	$0.16	-	2,520,000	-	-	2,520,000
September 19, 2028	$0.18	-	1,035,000	-	-	1,035,000
Options outstanding and exercisable		12,530,000	6,130,000	-	(6,155,000)	12,505,000
Weighted average exercise price		$0.49	$0.21	-	$0.66	$0.27

The weighted average remaining life of stock options outstanding at December 31, 2023 was 3.96 years (2022 – 2.53 years).

Expiry date	Exercise price	December 31, 2021	Granted	Exercised	Expired	December 31, 2022
March 4, 2022	$0.47	1,125,000	-	-	(1,125,000)	-
April 30, 2022	$0.41	100,000	-	-	(100,000)	-
April 30, 2022	$0.58	220,000	-	-	(220,000)	-
May 31, 2022	$0.62	600,000	-	-	(600,000)	-
June 9, 2022	$0.64	1,980,000	-	-	(1,980,000)	-
October 3, 2022	$1.13	860,000	-	-	(860,000)	-
December 15, 2022	$0.89	900,000	-	-	(900,000)	-
February 9, 2023	$0.97	350,000	-	-	-	350,000
March 3, 2023	$0.96	250,000	-	-	-	250,000
March 31, 2023	$0.68	1,975,000	-	-	-	1,975,000
May 8, 2023	$0.69	100,000	-	-	-	100,000
May 28, 2023	$0.65	100,000	-	-	-	100,000
July 8, 2023	$0.62	2,470,000	-	-	(50,000)	2,420,000
September 18, 2023	$0.51	960,000	-	-	-	960,000
March 7, 2027	$0.38	-	1,125,000	-	-	1,125,000
June 10, 2027	$0.33	-	3,640,000	-	-	3,640,000
October 4, 2027	$0.30	-	755,000	-	-	755,000
December 16, 2027	$0.33	-	855,000	-	-	855,000
Options outstanding and exercisable		11,990,000	6,375,000	-	(5,835,000)	12,530,000
Weighted average exercise price		$0.68	$0.34	-	$0.71	$0.49

The weighted average remaining life of stock options outstanding at December 31, 2022 was 2.53 years (2021 – 0.98 years).

Expiry date	Exercise price	December 31, 2020	Granted	Exercised	Expired	December 31, 2021
February 7, 2021	$1.11	300,000	-	-	(300,000)	-
February 7, 2021	$0.84	425,000	-	(375,000)	(50,000)	-
March 29, 2021	$1.08	400,000	-	-	(400,000)	-
March 29, 2021	$0.90	100,000	-	-	(100,000)	-
May 6, 2021	$0.69	557,000	-	(275,000)	(282,000)	-
July 7, 2021	$0.80	1,612,000	-	(75,000)	(1,537,000)	-
August 13, 2021	$1.01	150,000	-	-	(150,000)	-
September 16, 2021	$0.90	1,155,000	-	-	(1,155,000)	-
December 12, 2021	$1.00	200,000	-	-	(200,000)	-
March 4, 2022	$0.47	1,125,000	-	-	-	1,125,000
April 30, 2022	$0.41	100,000	-	-	-	100,000
April 30, 2022	$0.58	220,000	-	-	-	220,000
May 31, 2022	$0.62	700,000	-	-	(100,000)	600,000
June 9, 2022	$0.64	2,180,000	-	-	(200,000)	1,980,000
October 3, 2022	$1.13	1,346,000	-	-	(486,000)	860,000
December 15, 2022	$0.89	972,000	-	-	(72,000)	900,000
February 9, 2023	$0.97	-	450,000	-	(100,000)	350,000
March 3, 2023	$0.96	-	325,000	-	(75,000)	250,000
March 31, 2023	$0.68	-	1,975,000	-	-	1,975,000
May 8, 2023	$0.69	-	100,000	-	-	100,000
May 28, 2023	$0.65	-	100,000	-	-	100,000
July 8, 2023	$0.62	-	2,470,000	-	-	2,470,000
September 18, 2023	$0.51	-	960,000	-	-	960,000
Options outstanding and exercisable		11,542,000	6,380,000	(725,000)	(5,207,000)	11,990,000
Weighted average exercise price		$0.80	$0.67	$0.78	$0.90	$0.68

The weighted average remaining life of stock options outstanding at December 31, 2021 was 0.98 years (2020 – 1.08 years).

Schedule of share option fair value assumptions

Number of options	Date of grant	Fair value per share	Risk free interest rate	Expected life (in years)	Expected volatility	Expected dividends
1,035,000	September 19, 2023	$0.10	3.96%	5	71.15%	$Nil
2,520,000	July 10, 2023	$0.12	3.81%	5	70.98%	$Nil
1,975,000	April 3, 2023	$0.15	2.87%	5	68.52%	$Nil
600,000	February 13, 2023	$0.18	3.43%	5	68.61%	$Nil
855,000	December 16, 2022	$0.19	3.07%	5	66.04%	$Nil
755,000	October 4, 2022	$0.22	3.42%	5	82.02%	$Nil
3,640,000	June 10, 2022	$0.22	3.38%	5	82.61%	$Nil
1,125,000	March 7, 2022	$0.31	1.65%	5	85.37%	$Nil
960,000	September 17, 2021	$0.23	0.45%	2	82.96%	$Nil
2,470,000	July 8, 2021	$0.25	0.45%	2	84.98%	$Nil
100,000	May 28, 2021	$0.30	0.32%	2	86.03%	$Nil
100,000	May 7, 2021	$0.30	0.33%	2	86.33%	$Nil
1,975,000	March 31, 2021	$0.31	0.22%	2	85.85%	$Nil
325,000	March 2, 2021	$0.43	0.26%	2	85.48%	$Nil
450,000	February 9, 2021	$0.49	0.19%	2	84.04%	$Nil